TAXATION (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
PRC	$ (23,020)	$ 49,267	$ 85,277
Non-PRC	(16,770)	(45,347)	(91,019)
Income (loss) from operations before income taxes	$ (39,790)	$ 3,920	$ (5,742)